Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss from continuing operations		$ (23,229)	$ (11,931)
Net loss from discontinued operations		(18,517)	(6,719)
Net loss available for common shareholders		$ (41,746)	$ (18,650)
Denominator:
Weighted-average common shares outstanding – basic (in Shares)	[1]	1,020,185	99,391
Weighted-average common shares outstanding – diluted (in Shares)	[1]	1,020,185	99,391
Net loss per share attributable to Common Stockholders – basic (in Dollars per share)	[1]	$ (40.92)	$ (187.64)
Net loss per share attributable to Common Stockholders – diluted (in Dollars per share)	[1]	$ (40.92)	$ (187.64)

[1]	Periods presented have been adjusted to retroactively reflect the 1-for-20 reverse stock split on July 5, 2023, and for the 1-for-15 reverse stock split on October 8, 2024. Additional information regarding reverse stock splits may be found in Note 1 - Overview, Basis of Presentation, and Significant Accounting Policies, included elsewhere in the notes to the consolidated financial statements.